Income Taxes (Details 5) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Unused tax credits [member]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,934	$ 1,934	$ 1,934
Unused operating loss carryforwards-statutory tax [Member]
Deductible temporary differences for which no deferred tax asset is recognised	222,240	216,108	186,741
Unused operating loss carryforwards-undistributed earnings tax [Member]
Deductible temporary differences for which no deferred tax asset is recognised	198,639	179,301	146,947
Others [member]
Deductible temporary differences for which no deferred tax asset is recognised	21,665	13,988	15,464
Total [Member]
Deductible temporary differences for which no deferred tax asset is recognised	$ 444,478	$ 411,331	$ 351,086